Group Entities (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Disclosure of composition of group
		Ownership interest in its subsidiary and investee companies for the year ended December 31
Name of company	Principal location of the company’s activity	2017	2016
ICL Israel Ltd.	Israel	100.00%	100.00%
Dead Sea Works Ltd.	Israel	100.00%	100.00%
Dead Sea Bromine Company Ltd.	Israel	100.00%	100.00%
Rotem Amfert Negev Ltd.	Israel	100.00%	100.00%
Mifalei Tovala Ltd.	Israel	100.00%	100.00%
Dead Sea Magnesium Ltd.	Israel	100.00%	100.00%
Ashli Chemicals (Holland) B.V.	Israel	100.00%	100.00%
Bromine Compounds Ltd.	Israel	100.00%	100.00%
Tetrabrom Technologies Ltd.	Israel	100.00%	100.00%
Fertilizers and Chemicals Ltd.	Israel	100.00%	100.00%
I.D.E. Technologies Ltd. *	Israel	0.00%	50.00%
Iberpotash S.A.	Spain	100.00%	100.00%
Fuentes Fertilizantes S.L.	Spain	100.00%	100.00%
ICL Europe Coöperatief U.A.	The Netherlands	100.00%	100.00%
ICL-IP Europe B.V	The Netherlands	100.00%	100.00%
ICL IP Terneuzen B.V	The Netherlands	100.00%	100.00%
ICL Fertilizers Europe C.V.	The Netherlands	100.00%	100.00%
ICL Finance B.V	The Netherlands	100.00%	100.00%
Everris International B.V.	The Netherlands	100.00%	100.00%
ICL Puriphos B.V	The Netherlands	100.00%	100.00%
Phosphorus Derivatives Inc.	United States of America	100.00%	100.00%
ICL Performance Products LP	United States of America	100.00%	100.00%
ICL-IP America Inc	United States of America	100.00%	100.00%
Everris N.A. Inc.	United States of America	100.00%	100.00%
BK Giulini GmbH	Germany	100.00%	100.00%
ICL Holding Germany GmbH	Germany	100.00%	100.00%
ICL-IP Bitterfeld GmbH	Germany	100.00%	100.00%
Rovita GmbH	Germany	100.00%	100.00%
Prolactal GmbH	Austria	100.00%	100.00%
Cleveland Potash Ltd.	United Kingdom	100.00%	100.00%
ICL Brasil, Ltda.	Brazil	100.00%	100.00%
ICL (Shanghai) Investment Co. Ltd.	China	100.00%	100.00%
Yunnan Phosphate Haikou Co. Ltd.	China	50.00%	50.00%
Sinobrom Compounds Co. Ltd.	China	75.00%	75.00%
ICL Asia Ltd	Hong Kong	100.00%	100.00%
Alana Potash Afar PLC **	Ehiopia	100.00%	100.00%

* Investee company

**Following the company’s examination in 2017 it was concluded that the Company lost effective control over Allana and as a result, the Company deconsolidated Allana from its financial statements in 2017 (see note 9).